Interest Expense Recognized Related To Convertible Senior Notes (Detail) (Convertible Senior Notes, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Convertible Senior Notes
Debt Instrument [Line Items]
Contractual interest incurred	$ 330	$ 1,130	$ 6,551
Amortization of debt issuance costs	304	985	2,196
Amortization of debt discount	14	46	1,795
Total interest incurred	$ 648	$ 2,161	$ 10,542
Effective interest rate of the liability component	10.37%	10.37%	10.37%